Shareholders’ Deficiency (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($) shares
Shareholders’ Deficiency (Details) [Line Items]
Stock options available for future grants	932,189
Unrecognized compensation costs (in Dollars) | $	$ 8,286
Recognized over weighted average period	2 years 3 months 18 days
Options were exercised	43,866
Officers [Member] | 2012 Share Option Plan [Member]
Shareholders’ Deficiency (Details) [Line Items]
Total options unallocated, granted and exercised to shares	3,672,094
Non-Employees [Member]
Shareholders’ Deficiency (Details) [Line Items]
Options were exercised	33,492